OTHER ASSETS	12 Months Ended
Dec. 31, 2020
OTHER ASSETS
OTHER ASSETS

7.   OTHER ASSETS

A)    Other Current Assets

	As at	As at
	December 31,	December 31,
	2020	2019
Federal, provincial and other sales taxes receivable	$67,666	$78,841
Prepaid expenses	72,502	70,986
Financial asset at FVTPL (i)	—	9,119
Other	19,044	20,272
Total other current assets	$159,212	$179,218

Note:

(i)

During the year ended December 31, 2020, the Company sold its remaining financial asset classified as FVTPL. A realized loss on disposition of the asset of $0.2 million was recognized in the other expenses (income) line item in the consolidated statements of income during the year ended December 31, 2020.

B)    Other Assets

	As at	As at
	December 31,	December 31,
	2020	2019
Non-current ore in stockpiles and on leach pads	$198,044	$145,675
Non-current prepaid expenses	26,945	18,035
Non-current loan receivable - Orla	21,247	4,551
Non-current other receivables	8,238	14,367
Other	4,780	2,240
Total other assets	$259,254	$184,868

On December 18, 2019, the Company entered into a loan agreement with Orla Mining Ltd. ("Orla") and a group of lenders to provide Orla with a five year credit facility in the principal amount of $125.0 million, to bear interest at 8.8% per annum payable quarterly, maturing on December 18, 2024 and collateralized by certain mining assets of Orla. The Company's aggregate financing commitment under the loan agreement is $40.0 million, of which $16.0 million was advanced in the year ended December 31, 2020 (2019 - $8.0 million). The remaining $16.0 million of the financing commitment is available to be drawn by Orla upon satisfaction of certain conditions precedent. In consideration for the funding commitment, the Company was issued 10,400,000 share purchase warrants of Orla , exercisable at a share price of C$3.00 per Orla common share at any time prior to December 18, 2026. The loan is accounted for at amortized cost using the effective interest rate method; the warrants are accounted for at FVTPL and included in the investments line item in the consolidated balance sheets.